Share-Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Stock	6 Months Ended
Jun. 30, 2020 $ / shares shares
Number of restricted shares
Unvested and outstanding beginning balance (shares) | shares	314,744
Granted (shares) | shares	0
Vested (shares) | shares	(137,608)
Canceled of forfeited (shares) | shares	(1,969)
Unvested and outstanding ending balance (shares) | shares	175,167
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.22
Granted weighted average grant date fair value (usd per share) | $ / shares	0
Vested weighted average grant date fair value (usd per share) | $ / shares	4.28
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	4.44
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.17